Long-Term Notes Receivable and Other Assets - Summary of Long-term Notes Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Notes Receivable And Other Long Term Assets [abstract]
Promissory notes issued by the Mexican Government		$ 121,624,852	$ 118,827,894
Other long-term notes receivable		940,454	1,000,704
Total long-term notes receivable	$ 6,503,794	$ 122,565,306	$ 119,828,598